Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 12, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: $353,116 (thousands)

List of Other Included Managers: None

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbott Labs                    COM        002824100      106     2575 SH       SOLE                   2575
American International Group   COM        026874107    12494   175114 SH       SOLE                 175114
Amgen                          COM        031162100      458     7875 SH       SOLE                   7875
Anheuser Busch Inc             COM        035229103      874    17145 SH       SOLE                  17145
Automatic Data Processing      COM        053015103       76     1800 SH       SOLE                   1800
Bank America Corp              COM        060505104       81     1000 SH       SOLE                   1000
BP PLC-Sponsored ADR           COM        055622104      406     7914 SH       SOLE                   7914
Becton Dickinson & Co.         COM        075887109    13063   269459 SH       SOLE                 269459
Berkshire Hathaway Class B     COM        084670207    14768     4747 SH       SOLE                   4747
Charter One Financial, Inc.    COM        160903100    11031   311944 SH       SOLE                 311944
ChevronTexaco Corp             COM        166764100     9712   110642 SH       SOLE                 110642
Children's Beverage Corp       COM        168904100        0    10400 SH       SOLE                  10400
Cisco Systems, Inc.            COM        17275R102      333    14119 SH       SOLE                  14119
Citigroup Inc                  COM        172967101    11995   232019 SH       SOLE                 232019
Comcast Corp Cl A              COM        20030N101     6344   220729 SH       SOLE                 220729
Costco Companies, Inc.         COM        22160K105     9107   242437 SH       SOLE                 242437
Danaher Corporation            COM        235851102    14276   152905 SH       SOLE                 152905
Devon Energy Corporation       COM        25179M103    12145   219477 SH       SOLE                 219477
Diageo Plc ADR                 COM        25243Q205    11327   214187 SH       SOLE                 214187
Eli Lilly Co Inc               COM        532457108      544     8134 SH       SOLE                   8134
EMC Corp                       COM        26B648102        2      200 SH       SOLE                    200
Exxon Mobil Corporation        COM        30231G102     1412    33944 SH       SOLE                  33944
First Data Corp.               COM        319963104    11414   270728 SH       SOLE                 270728
First Fed Bancorp Inc Ohio     COM        319966107    14368     1600 SH       SOLE                   1600
Flextronics International LTD  COM        Y2573F102     8258   479929 SH       SOLE                 479929
General Dynamics Corp          COM        369550108    12519   140139 SH       SOLE                 140139
General Electric               COM        369604103      896    29359 SH       SOLE                  29359
Gold Reserve Inc.              COM        38068N108      331    78100 SH       SOLE                  78100
Grupo Modelo SA                COM        P4833F104       90    33000 SH       SOLE                  33000
Guidant Corp.                  COM        401698105      322     5080 SH       SOLE                   5080
Home Depot                     COM        437076102      302     8080 SH       SOLE                   8080
Illinois Tool Works	       COM        452308109       80     1019 SH       SOLE                   1019
ITT Industries                 COM        450911102     1075    14078 SH       SOLE                  14078
Intel Corp.                    COM        458140100      511    18776 SH       SOLE                  18776
InterActive Corp               COM        45840Q101     8098   256335 SH       SOLE                 256335
International Business Machine COM        459200101      959    10443 SH       SOLE                  10443
Interpublic Group Cos Inc      COM        460690100       83     5400 SH       SOLE                   5400
Johnson & Johnson              COM        478160104    11218   221181 SH       SOLE                 221181
Kimberly Clark Corp            COM        494368103       13      200 SH       SOLE                    200
Lee Enterprises                COM        523768109      370     8200 SH       SOLE                   8200
Liberty Media Corp-A           COM        530718105     9560   873088 SH       SOLE                 873088
Liz Claiborne                  COM        539320101      244     6665 SH       SOLE                   6665
MBNA Corp.                     COM        55262L100      211     7640 SH       SOLE                   7640
Markel Corp                    COM        570535104      420     1460 SH       SOLE                   1460
McDonalds Corp                 COM        580135101       34     1200 SH       SOLE                   1200
Medtronic                      COM        585055106       75     1569 SH       SOLE                   1569
Merck                          COM        589331107      681    15397 SH       SOLE                  15397
Microsoft Corp.                COM        594918104    10950   438576 SH       SOLE                 438576
MGIC                           COM        552848103       16      250 SH       SOLE                    250
Mohawk Industries              COM        608190104      331     4020 SH       SOLE                   4020
Morgan Stanley, Dean Witter, D COM        617446448     9981   174174 SH       SOLE                 174174
Nokia (A) Shares ADS           COM        654902204    12154   599312 SH       SOLE                 599312
Pepsico                        COM        713448108     9781   181645 SH       SOLE                 181645
Pfizer                         COM        717081103    12588   359124 SH       SOLE                 359124
Procter & Gamble               COM        742718109      329     3137 SH       SOLE                   3137
SBC Communicatons, Inc COM     COM        78387G103       16      653 SH       SOLE                    653
Taiwan Semiconductor SP ADR    COM        874039100     6788   650190 SH       SOLE                 650190
Target Corp.                   COM        87612E106    14787   328319 SH       SOLE                 328319
Viacom Inc Class B             COM        925524308     9255   236052 SH       SOLE                 236052
Vodafone Group PLC NEW - Ordin COM        G93882101       38    16686 SH       SOLE                  16686
Vodafone Group PLC Sponsored A COM        92857W100     8798   368099 SH       SOLE                 368099
Wal Mart-Stores                COM        931142103     2000    33511 SH       SOLE                  33511
Walgreen Co                    COM        931422109    10048   304923 SH       SOLE                 304923
Waste Management Inc.          COM        94106L109    12274   406697 SH       SOLE                 406697
Wells Fargo                    COM        949746101    10359   182801 SH       SOLE                 182801
Willis Group Holdings LTD      COM        G96655108     9918   266617 SH       SOLE                 266617
Wyeth                          COM        983024100       19      500 SH       SOLE                    500